CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common Stock, Dividends, Per Share, Declared	$ 0.92	$ 0.92	$ 0.92